Income and Expenses - Summary of Selling, General and Administrative Expenses (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis Of Income And Expense [Abstract]
Compensation and employee benefits	₱ 24,883	₱ 23,543	₱ 22,782
Repairs and maintenance (Notes 14, 18 and 25)	15,337	14,331	12,744
Professional and other contracted services (Note 25)	12,078	12,809	12,168
Selling and promotions (Note 25)	5,395	6,340	5,908
Taxes and licenses	4,570	4,974	3,970
Insurance and security services (Note 25)	1,671	1,499	1,519
Rent (Note 5)	1,290	7,321	7,016
Communication, training and travel (Note 25)	1,203	1,069	1,166
Amortization of intangible assets (Notes 5 and 15)	758	892	835
Other expenses	1,045	1,138	882
Total selling, general and administrative expenses	₱ 68,230	₱ 73,916	₱ 68,990